Ghana Expected Credit Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of expected credit losses

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Ghana expected credit loss – loan advanced to contractor[1]	(3.9)	(41.1)	—
Tarkwa expected credit loss – receivable[2]	(13.6)	—	(29.0)
Total expected credit loss	(17.5)	(41.1)	(29.0)
[1]    The expected credit loss provision of US$3.9 million (2021: US$41.1 million and 2020 US$nil) was raised against a contractor loan at 31 December 2022. The contractor loan (refer note 13.2) related to the financial assistance provided to a contractor at Ghana for the procurement of new fleet. See note 38 for further details.
2 The expected credit loss provision of US$13.6 million (2021: US$nil and 2020: US$29.0 million) was raised against a receivable at 31 December 2022. The receivable of US$13.6 million in 2022 related to an advanced payment to a contractor at Tarkwa and the receivable of US$29.0 million in 2020 related to the sale of mining fleet at Tarkwa as part of the transition to contractor mining.